REAL ESTATE (Details 3)	Dec. 31, 2016 USD ($)
2017	$ 2,450,550
2018	2,487,342
2019	2,524,914
2020	2,563,267
2021	1,751,890
Thereafter	6,427,765
Operating Leases, Future Minimum Payments Receivable	$ 18,205,728